Initial Public Offering (Details) - USD ($)			3 Months Ended	11 Months Ended
	May 12, 2021	May 03, 2021	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Number of units sold				4,488,986
Redemption Or Liquidation			5 years	5 years
Number of units			4,488,986
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of units sold		4,000,000	4,000,000	4,000,000
Purchase price, per unit		$ 10		$ 10
Redemption Or Liquidation				12 months
Public per unit			$ 10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units sold	488,986		488,986	488,986
Purchase price, per unit				$ 10
Gross proceeds	$ 4,889,860		$ 44,889,860	$ 44,889,860
Exercisable warrants				30 days
Offering price			$ 10
Class A Ordinary Share [Member]
Initial Public Offering (Details) [Line Items]
Purchase price, per unit			$ 11.5	$ 11.5